Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Financial assets
Interest-bearing deposits with banks	$ 34,146		$ 50,364
Trading
Trading securities	236,601		219,067
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	316,375		309,683
Loans	1,077,949		1,042,422
Derivatives
Derivatives	150,745		177,206
Deposits
Personal	532,736		529,740
Business and government	984,990		946,314
Bank	63,820		39,562
Other
Obligations related to securities sold short	57,472		49,891
Obligations related to assets sold under repurchase agreements and securities loaned	312,954		289,516
Derivatives
Total derivatives	156,627		183,953
Subordinated liabilities	13,498		13,961
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,338)		(2,067)
Financial assets	(1,338)		(2,067)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,338)		(2,067)
Financial liabilities	(1,338)		(2,067)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	121,976		118,691
Investment
Investment securities	44,892		32,453
Derivatives
Total gross derivatives, assets	9,020		11,478
Other assets	6,539		6,108
Financial assets	182,427		168,730
Other
Obligations related to securities sold short	15,799		18,678
Derivatives
Total gross derivatives, liabilities	9,669		12,657
Financial liabilities	25,468		31,335
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	27,425		40,455
Trading
Trading securities	111,599		97,481
Investment
Investment securities	230,294		208,597
Assets purchased under reverse repurchase agreements and securities borrowed	249,359		226,213
Loans	11,369		10,710
Derivatives
Total gross derivatives, assets	142,704		167,333
Other assets	15,047		8,270
Financial assets	787,797		759,059
Deposits
Personal	41,424		41,943
Business and government	170,255		169,003
Bank	4,174		2,908
Other
Obligations related to securities sold short	41,673		31,213
Obligations related to assets sold under repurchase agreements and securities loaned	270,356		242,916
Derivatives
Total gross derivatives, liabilities	146,902		172,016
Other liabilities	19,142		21,688
Subordinated liabilities	213		232
Financial liabilities	694,139		681,919
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	3,026		2,895
Investment
Investment securities	741		745
Loans	1,835		1,274
Derivatives
Total gross derivatives, assets	359		462
Other assets	2		4
Financial assets	5,963		5,380
Deposits
Personal	188		301
Derivatives
Total gross derivatives, liabilities	1,394		1,347
Financial liabilities	1,582		1,648
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	19,004		17,707
Investment
Investment securities	36,058		30,110
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,300		2,864
Investment
Investment securities	13,029		9,756
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	24,664		16,891
Investment
Investment securities	12,504		11,318
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	7,437		435
Investment
Investment securities	191		196
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	39,750		40,322
Investment
Investment securities	146,228		130,495
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	12,932		7,152
Investment
Investment securities	8,044		1,600
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	8,736		7,265
Investment
Investment securities	15,685		10,333
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	78		74
Investment
Investment securities	2,623		2,645
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	29		29
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,646		1,295
Investment
Investment securities	9,579		10,139
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	30,533		25,957
Investment
Investment securities	30,308		33,544
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	17		32
Investment
Investment securities	123		134
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	82,603		93,397
Investment
Investment securities	599		547
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	3,892		2,813
Investment
Investment securities	338		367
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	3,009		2,863
Investment
Investment securities	589		582
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	26,855		25,871
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	245		293
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	70,182		100,604
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	36		102
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	391		350
Total gross fair value [member] | Credit derivatives [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	1		2
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	9,020		11,478
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	46,224		41,543
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	151		110
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(948)		(1,035)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	(74)		(45)
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	23,175		20,679
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	894		901
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	63,860		95,045
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	78		46
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	352		262
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	9,669		12,657
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	59,633		56,287
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	424		366
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(118)		(257)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(2)		34
Recurring [member]
Financial assets
Interest-bearing deposits with banks	27,425		40,455
Trading
Trading securities	236,601		219,067
Investment
Investment securities	275,927		241,795
Assets purchased under reverse repurchase agreements and securities borrowed	249,359		226,213
Loans	13,204		11,984
Derivatives
Total gross derivatives, assets	152,083		179,273
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,338)		(2,067)
Derivatives	150,745		177,206
Other assets	21,588		14,382
Financial assets	974,849		931,102
Deposits
Personal	41,612		42,244
Business and government	170,255		169,003
Bank	4,174		2,908
Other
Obligations related to securities sold short	57,472		49,891
Obligations related to assets sold under repurchase agreements and securities loaned	270,356		242,916
Derivatives
Total gross derivatives, liabilities	157,965		186,020
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,338)		(2,067)
Total derivatives	156,627		183,953
Other liabilities	19,142		21,688
Subordinated liabilities	213		232
Financial liabilities	719,851		712,835
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(188)	$ (189)	(301)	$ (542)	$ (634)	$ (478)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	21,304		20,571
Investment
Investment securities	49,087		39,866
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	24,664		16,891
Investment
Investment securities	12,504		11,318
Recurring [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	47,187		40,757
Investment
Investment securities	146,419		130,691
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	21,668		14,417
Investment
Investment securities	23,729		11,933
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	78		74
Investment
Investment securities	2,652		2,674
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,646		1,295
Investment
Investment securities	9,579		10,139
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	30,550		25,989
Investment
Investment securities	30,431		33,678
Recurring [member] | Equity securities [member]
Trading
Trading securities	89,504		99,073
Investment
Investment securities	1,526		1,496
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	27,100		26,164
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	70,218		100,706
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	392		352
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	55,395		53,131
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,022)		(1,080)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	24,069		21,580
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	63,938		95,091
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	352		262
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	69,726		69,310
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (120)		$ (223)